Debt (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended		1 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			12 Months Ended							6 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 2019 Notes	Jun. 30, 2011 2019 Notes	Dec. 31, 2011 2019 Notes	Dec. 31, 2011 2019 Notes Twelve-month period beginning on February 15, 2015	Dec. 31, 2011 2019 Notes Twelve-month period beginning on February 15, 2016	Dec. 31, 2011 2019 Notes Twelve-month period beginning on February 15, 2017 and at any time thereafter	Dec. 31, 2011 2019 Notes Period prior to February 15, 2014	Jan. 31, 2011 January Notes	Jan. 20, 2011 January Notes	Oct. 31, 2011 October Notes	Jun. 30, 2012 October Notes	Dec. 31, 2011 October Notes	Oct. 19, 2011 October Notes	Jan. 31, 2011 Term Loan	Jun. 30, 2011 Term Loan	Dec. 31, 2011 Term Loan	Dec. 31, 2010 Term Loan	Dec. 31, 2011 Letters of credit	Jun. 30, 2012 Letters of credit letter	Oct. 31, 2011 Senior Secured Credit Facility	Jan. 31, 2011 Senior Secured Credit Facility	Jun. 30, 2012 Senior Secured Credit Facility	Jun. 30, 2011 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility	Dec. 31, 2010 Senior Secured Credit Facility	Dec. 31, 2009 Senior Secured Credit Facility	Jun. 30, 2011 Broad Oak Credit Facility	Dec. 31, 2011 Broad Oak Credit Facility	Jul. 02, 2011 Broad Oak Credit Facility	Dec. 31, 2010 Broad Oak Credit Facility	Dec. 31, 2011 Broad Oak Credit Facility Minimum	Dec. 31, 2011 Broad Oak Credit Facility Maximum	Dec. 31, 2011 Senior Secured Credit Facility item	Dec. 31, 2010 Senior Secured Credit Facility	Dec. 31, 2009 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility Minimum	Dec. 31, 2011 Senior Secured Credit Facility Maximum	Jun. 30, 2012 2022 Notes	Apr. 27, 2012 2022 Notes	Jun. 30, 2012 2022 Notes Minimum	Jun. 30, 2012 2022 Notes Maximum	Jun. 30, 2012 2022 Notes Twelve-month period beginning on May 1, 2017	Jun. 30, 2012 2022 Notes Twelve-month period beginning on May 1, 2018	Jun. 30, 2012 2022 Notes Twelve-month period beginning on May 1, 2019	Jun. 30, 2012 2022 Notes Twelve-month period beginning on May 1, 2020 and at any time thereafter
Debt
Cash payments for interest	$ 28,461,000	$ 6,626,000	$ 31,157,000	$ 15,223,000	$ 7,096,000
Amortization and write-off of deferred loan costs and other adjustments	2,321,000	5,155,000	4,231,000	2,256,000	493,000
Accrued interest related to the October Notes			(3,378,000)
Change in accrued interest	6,081,000	10,471,000	18,570,000	1,003,000	(125,000)
Total interest expense	36,358,000	22,252,000	50,580,000	18,482,000	7,464,000
Debt
Weighted average interest rate (as a percent)						4.73%	4.19%	8.98%												0.31%	0.51%	4.49%					0.72%	0.75%	2.07%	3.38%	3.67%	3.07%						3.07%	4.27%	4.65%			1.29%
Weighted average principal						550,000,000	350,000,000	392,319,000												100,000,000	100,000,000	100,000,000					190,085,000	68,056,000	299,502,000	180,788,000	154,011,000	122,904,000						122,904,000	123,782,000	27,657,000			500,000,000
Debt issued													350,000,000		200,000,000								20,000,000
Interest rate (as a percent)														9.50%				9.50%	9.25%																									7.375%
Repayments of debt																			100,000,000						200,000,000	177,500,000
Percentage of par value at which debt was issued																		101.00%
Bond premium																1,900,000	2,000,000
Borrowing capacity			1,000,000,000																					20,000,000			785,000,000											1,000,000,000
Redemption price of debt instrument (as a percent)									104.75%	102.375%	100.00%	109.50%																																			103.688%	102.458%	101.229%	100.00%
Percentage of the principal amount of the debt instrument which the entity may redeem with the proceeds from certain equity offerings												35.00%																																		35.00%
Percentage of principal amount of the 2022 Notes issued under the Indenture, which must remain outstanding immediately after redemption												65.00%																																	65.00%
Redemption period of the Notes following the closing date of equity offering												180 days																																		180 days
Outstanding amount																							30,000	30,000								265,400,000		600,000,000	214,100,000			85,000,000
Number of letters of credit outstanding																								1					1									1
Carrying amount																	202,000,000
Description of variable rate on Eurodollar advances																													at the end of one-month, two-month, three-month, six-month or, to the extent available, twelve-month interest periods (and in the case of six-month and twelve-month interest periods, every three months prior to the end of such interest period) at an Adjusted London Interbank Offered Rate plus an applicable margin, based on the ratio of outstanding revolving credit to the conforming base rate.									at the end of one-month, two-month, three-month, six-month or, to the extent available, twelve-month interest periods (and in the case of six-month and twelve-month interest periods, every three months prior to the end of such interest period) at an Adjusted London Interbank Offered Rate plus an applicable margin, based on the ratio of outstanding revolving credit to the conforming base rate.
Required day after specified period upto which exchange offer to be consummated								365 days
Borrowing base																																$ 375,000,000			$ 250,000,000			$ 712,500,000
Annual commitment fee (as a percent)																																	0.50%								0.375%	0.50%
Debt instrument, collateral as percentage of present value of proved reserves																																									80.00%
Debt instrument covenant, current ratio																																				1.00					1.00
Debt instrument covenant, interest coverage ratio																																									2.50
Debt instrument covenant, debt coverage ratio																																					3.50